SCHEDULE OF OPENING AND CLOSING BALANCES IN CONTRACT LIABILITIES AND ACCOUNTS RECEIVABLE (Details) - USD ($)	Mar. 31, 2025	Jun. 30, 2024
Accounting Policies [Abstract]
Accounts Receivable	$ 11,346,858	$ 11,024,450
Contract Liabilities	$ 3,342,088	$ 2,830,068